Summary of significant accounting policies - Schedule of trade names (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total trade names, net	$ 0	$ 2,684	$ 5,032
Trade Names
Finite-Lived Intangible Assets [Line Items]
Trade names		5,871	5,871
Accumulated amortization		(3,187)	(839)
Total trade names, net		$ 2,684	$ 5,032